Disaggregated Revenues (Details) - Schedule of Business Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,159,763	$ 3,616,698	$ 5,136,153	$ 5,944,190	$ 4,118,120
IVF treatment service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	3,637,250	3,162,400	4,021,696	2,819,163	3,199,683
Surrogacy, ancillary caring and other services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 522,513	$ 454,298	$ 1,114,457	$ 3,125,027	$ 918,437